SCHEDULE OF RESTATEMENT FOR STATEMENT OF OPERATIONS (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues		$ 95,353		$ 95,219		$ 361,357	$ 110,905	$ 384,129	$ 773,870
Cost of revenues		605,866		592,348		1,235,716	919,844	1,761,368	2,235,004
Net loss associated with liquidation of raw materials				298,771			684,960	684,960	943,278
Gross margin		(510,513)		(795,900)		(874,359)	(1,493,899)	(2,062,199)	(2,404,412)
Operating expenses:
Sales, general and administrative		11,202,485		873,299		25,288,394	1,345,881	7,926,714	2,836,942
Total operating expenses		11,328,798		873,299		25,414,707	1,345,881	7,926,714	2,836,942
Loss from operations		(11,839,311)		(1,669,199)		(26,289,066)	(2,839,780)	(9,988,913)	(5,241,354)
Other expenses, net:
Interest expense, net		(1,860,323)		(582,123)		(2,004,679)	(988,452)	(1,866,438)	(791,730)
Other expense		(13,389)		(10,260)		(26,776)	(20,525)	(41,050)	(41,050)
Total other expense, net		(2,036,966)		(568,789)		(2,234,166)	(968,383)	(3,833,208)	(832,780)
Net loss before income taxes		(13,876,277)		(2,237,988)		(28,523,232)	(3,808,163)	(13,822,121)	(6,074,134)
Income tax provision
Net loss		$ (13,876,277)	$ (14,646,955)	$ (2,237,988)	$ (1,570,175)	$ (28,523,232)	$ (3,808,163)	$ (13,822,121)	(6,074,134)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues									773,870
Cost of revenues									2,081,004
Net loss associated with liquidation of raw materials									943,278
Gross margin									(2,250,412)
Operating expenses:
Sales, general and administrative									2,836,942
Total operating expenses									2,836,942
Loss from operations									(5,087,354)
Other expenses, net:
Interest expense, net									(851,945)
Other expense									(41,050)
Total other expense, net									(892,995)
Net loss before income taxes									(5,980,349)
Net loss									(5,980,349)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net revenues
Cost of revenues	[1]								154,000
Gross margin									(154,000)
Operating expenses:
Sales, general and administrative
Total operating expenses
Loss from operations									(154,000)
Other expenses, net:
Interest expense, net	[2]								60,215
Other expense
Total other expense, net									60,215
Net loss before income taxes									(93,785)
Net loss									$ (93,785)

[1]	Adjustment in the amount of $154,000 to reduce inventory to net realizable value, as certain inventory units had a net realizable value below their recorded cost.
[2]	Adjustment in the amount of $60,215 to correct the number of warrants used in calculating the debt discount associated with warrants issued in conjunction with convertible debt, which resulted in an overstatement of the debt discount and additional paid-in capital.